UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857
                                   811-21434

Name of Fund:  BlackRock Bond Fund of BlackRock Bond Fund, Inc. and
               Master Bond Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Bond Fund of BlackRock Bond Fund, Inc. and Master Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


BlackRock Bond Fund of Master Bond Trust

Schedule of Investments as of December 31, 2006


                                 Beneficial
                                   Interest   Mutual Funds                                                            Value
                          $   2,183,662,407   Master Bond Portfolio of Master Bond Trust                        $   2,494,901,143

                                              Total Investments (Cost - $2,488,834,100) - 100.5%                    2,494,901,143
                                              Liabilities in Excess of Other Assets - (0.5%)                         (11,241,982)
                                                                                                                -----------------
                                              Net Assets - 100.0%                                               $   2,483,659,161
                                                                                                                =================


Master Bond Portfolio of Master Bond Trust

Schedule of Investments as of December 31, 2006(in U.S. dollars)
                                       Face
                                     Amount   Asset-Backed Securities+                                                  Value
                            USD     580,803   ACE Securities Corp. Series 2003-OP1 Class A2,
                                              5.69% due 12/25/2033 (b)                                            $       582,116
                                 11,203,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                              6.01% due 9/25/2035 (b)                                                  11,286,388
                                 29,000,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                              5.53% due 10/25/2035 (b)                                                 29,010,808
                                 26,073,495   ACE Securities Corp. Series 2006-NC3 Class A2A,
                                              5.37% due 12/25/2036 (b)                                                 26,073,904
                                 23,014,964   Aegis Asset Backed Securities Trust Series 2006-1 Class A1,
                                               5.43% due 1/25/2037 (b)                                                 23,013,343
                                 11,525,000   Ameriquest Mortgage Securities, Inc. Series 2003-7 Class M1,
                                              6.18% due 8/25/2033 (b)                                                  11,619,355
                                  8,800,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                               5.91% due 2/25/2034 (b)                                                  8,824,209
                                        628   Argent Securities, Inc. Series 2004-W11 Class A3,
                                              5.71% due 11/25/2034 (b)                                                        628
                                 20,175,639   Asset Backed Funding Certificates Series 2006-OPT3 Class A3A,
                                              5.38% due 11/25/2036 (b)                                                 20,177,774
                                 28,350,000   Bank One Issuance Trust Series 2002-A6 Class A,
                                              5.51% due 6/15/2012 (b)                                                  28,516,826
                                    137,357   Bear Stearns Asset Backed Securities, Inc. Series 2004-HE9
                                              Class 1A2, 5.70% due 3/25/2032 (b)                                          137,357
                                 10,568,406   Bear Stearns Asset Backed Securities, Inc. Series 2005-4
                                              Class A, 5.66% due 1/25/2036 (b)                                         10,573,102
                                 29,300,000   Bear Stearns Asset Backed Securities, Inc. Series 2005-HE10
                                              Class A2, 5.62% due 8/25/2035 (b)                                        29,372,052
                                 11,407,000   Bear Stearns Asset Backed Securities, Inc. Series 2005-SD1
                                              Class 1A2, 5.63% due 7/25/2027 (b)                                       11,436,176
                                 24,377,592   Bear Stearns Asset Backed Securities, Inc. Series 2006-HE8
                                              Class 1A1, 5.46% due 10/25/2036 (b)                                      24,378,752
                                 18,722,000   Bear Stearns Asset Backed Securities, Inc. Series 2006-HE10
                                              Class 21A1, 5.43% due 10/25/2036 (b)                                     18,722,000
                                  4,850,000   Capital Auto Receivables Asset Trust Series 2004-2 Class D,
                                              5.82% due 5/15/2012 (a)                                                   4,786,409
                                 21,997,000   Carrington Mortgage Loan Trust Series 2006-NC5 Class A1,
                                              5.40% due 1/25/2037 (b)                                                  22,006,036
                                 10,900,000   Chase Manhattan Auto Owner Trust Series 2006-A Class A4,
                                              5.36% due 1/15/2013                                                      10,959,575
                                  5,400,855   Countrywide Asset Backed Certificates Series 2003-2
                                              Class M1, 6.028% due 6/26/2033 (b)                                        5,454,238
                                    909,397   Countrywide Asset Backed Certificates Series 2003-BC3
                                              Class A2, 5.64% due 9/25/2033 (b)                                           909,431
                                  3,676,539   Countrywide Asset Backed Certificates Series 2004-5
                                              Class A, 5.78% due 10/25/2034 (b)                                         3,715,139
                                  8,750,000   Countrywide Asset Backed Certificates Series 2004-5
                                              Class M2, 6% due 7/25/2034 (b)                                            8,814,599
                                 10,300,000   Countrywide Asset Backed Certificates Series 2004-13
                                              Class AF4, 4.583% due 1/25/2033 (b)                                      10,157,792
                                 10,715,000   Countrywide Asset Backed Certificates Series 2004-13
                                              Class MF1, 5.071% due 12/25/2034 (b)                                     10,484,036
                                 29,938,162   Countrywide Asset Backed Certificates Series 2006-20
                                              Class 2A1, 4.77% due 4/25/2028 (b)                                       29,938,635
                                 27,160,973   Countrywide Asset Backed Certificates Series 2006-21
                                              Class 2A1, 5.37% due 12/25/2036 (b)                                      27,159,857
                                 20,630,096   Countrywide Asset Backed Certificates Series 2006-22
                                              Class 2A1, 5.40% due 12/25/2036 (b)                                      20,629,460
                                 29,600,000   Countrywide Asset Backed Certificates Series 2006-25
                                              Class 2A1, 5.39% due 6/25/2037 (b)                                       29,597,031
                                 16,675,000   Countrywide Asset Backed Certificates Series 2006-26
                                              Class 2A1, 5.43% due 6/25/2037 (b)                                       16,675,000
                                  4,194,649   Credit-Based Asset Servicing and Securitization Series
                                              2005-CB2 Class AV2, 5.55% due 4/25/2036 (b)                               4,195,631
                                 25,800,000   Daimler Chrysler Auto Trust Series 2006-D Class A3,
                                              4.98% due 2/08/2011                                                      25,734,102
                                 15,086,000   Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                              5.90% due 7/25/2034 (b)                                                  15,160,606
                                  5,943,168   First Franklin Mortgage Loan Asset Backed Certificates
                                              Series 2004-FF10 Class A2, 5.73% due 12/25/2032 (b)                       5,952,665
                                 21,625,231   First Franklin Mortgage Loan Asset Backed Certificates
                                              Series 2005-FF10 Class A6, 5.68% due 11/25/2035 (b)                      21,644,190
                                 11,650,000   Ford Credit Auto Owner Trust Series 2004-A Class A4,
                                              3.54% due 11/15/2008                                                     11,514,120
                                 25,925,000   Ford Credit Auto Owner Trust Series 2005-A Class A4,
                                              3.72% due 10/15/2009                                                     25,501,204
                                 18,700,000   Ford Credit Auto Owner Trust Series 2006-B Class A4,
                                              5.25% due 9/15/2011                                                      18,735,848
                                 23,900,000   Fremont Home Loan Trust Series 2005-E Class 2A2,
                                              5.52% due 1/25/2036 (b)                                                  23,907,732
                                 13,500,000   GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                              5.61% due 7/20/2009 (b)                                                  13,512,424
                                 25,202,094   HSI Asset Securitization Corp. Trust Series 2006-HE1
                                              Class 2A1, 5.37% due 10/25/2036 (b)                                      25,200,285
                                 10,500,000   Harley-Davidson Motorcycle Trust Series 2006-2 Class A2,
                                              5.35% due 3/15/2013                                                      10,550,391
                                  6,160,137   Home Equity Asset Trust Series 2005-1 Class A2,
                                              5.61% due 5/25/2035 (b)                                                   6,172,232
                                  5,284,632   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                              5.58% due 8/25/2035 (b)                                                   5,286,961
                                 26,390,000   Honda Auto Receivables Owner Trust Series 2006-3 Class A3,
                                              5.12% due 10/15/2010                                                     26,357,498
                                 27,150,000   Indymac Residential Asset Backed Trust Series 2006-E
                                              Class 2A1, 5.38% due 4/25/2037 (b)                                       27,141,516
                                  7,440,065   Irwin Home Equity Series 2005-C Class 1A1, 5.61%
                                              due 4/25/2030 (b)                                                         7,442,538
                                 18,893,336   JPMorgan Mortgage Acquisition Corp. Series 2006-HE3 Class A2,
                                              5.42% due 11/25/2036 (b)                                                 18,893,636
                                  1,454,476   Long Beach Mortgage Loan Trust Series 2002-4 Class 2A,
                                              5.79% due 11/26/2032 (b)                                                  1,455,171
                                 21,289,000   Long Beach Mortgage Loan Trust Series 2006-11 Class 2A1,
                                              5.41% due 12/25/2036 (b)                                                 21,289,000
                                  7,801,868   Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                              Class A2MZ, 5.63% due 12/25/2034 (b)                                      7,817,476
                                  2,915,391   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                              Class A1MZ, 5.58% due 3/25/2035 (b)                                       2,916,906
                                  3,022,177   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                              Class A2MZ, 5.58% due 3/25/2035 (b)                                       3,023,780
                                 22,897,302   Morgan Stanley ABS Capital I, Inc. Series 2006-HE8
                                              Class A2A, 5.40% due 10/25/2035 (b)                                      22,903,940
                                    733,789   New Century Home Equity Loan Trust Series 2004-3
                                              Class A3, 5.72% due 11/25/2034 (b)                                          733,987
                                 10,209,704   New Century Home Equity Loan Trust Series 2005-2
                                              Class A2MZ, 5.59% due 6/25/2035 (b)                                      10,224,617
                                 20,170,202   New Century Home Equity Loan Trust Series 2005-3
                                              Class A2B, 5.53% due 7/25/2035 (b)                                       20,174,404
                                  9,744,617   Nomura Home Equity Loan, Inc. Series 2006-He1 Class A1,
                                               5.43% due 2/25/2036 (b)                                                  9,746,675
                                  2,898,225   Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                              5.65% due 7/25/2033 (b)                                                   2,904,074
                                  3,771,280   Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                              5.63% due 1/25/2035 (b)                                                   3,777,082
                                  3,147,682   Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                              5.67% due 1/25/2035 (b)                                                   3,152,934
                                  4,020,000   Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                              Class M2, 5.507% due 5/25/2035                                            3,943,064
                                 18,952,039   RAAC Series 2005-SP2 Class 2A, 5.65% due 6/25/2044 (b)                   18,971,465
                                  9,015,670   Residential Asset Mortgage Products, Inc. Series 2004-RS11
                                              Class A2, 5.60% due 12/25/2033 (b)                                        9,041,897
                                 13,432,316   Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                              Class AI2, 5.50% due 3/25/2035 (b)                                       13,459,440
                                 24,726,764   Residential Asset Mortgage Products, Inc. Series 2006-EFC2
                                              Class A1, 5.41% due 12/25/2036 (b)                                       24,729,417
                                  3,167,432   Residential Asset Securities Corp. Series 2003-KS5 Class
                                              AIIB, 5.64% due 7/25/2033 (b)                                             3,168,167
                                 24,900,000   Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4,
                                              5.65% due 11/25/2035 (b)                                                 24,956,154
                                 17,050,000   Structured Asset Investment Loan Trust Series 2003-BC6
                                              Class M1, 6.08% due 7/25/2033 (b)                                        17,097,581
                                 16,700,000   Structured Asset Investment Loan Trust Series 2003-BC7
                                              Class M1, 6.08% due 7/25/2033 (b)                                        16,747,645
                                  5,737,000   Structured Asset Investment Loan Trust Series 2004-8
                                              Class M4, 6.33% due 9/25/2034 (b)                                         5,763,695
                                  5,124,978   Structured Asset Securities Corp. Series 2004-23XS
                                              Class 2A1, 4.55% due 1/25/2035 (b)                                        5,136,143
                                 24,577,000   Structured Asset Securities Corp. Series 2006-BC6
                                              Class A2, 5.43% due 1/25/2037 (b)                                        24,577,000
                                 23,200,000   USAA Auto Owner Trust Series 2006-4 Class A3,
                                              5.01% due 6/15/2011                                                      23,149,777
                                 21,651,000   USAA Auto Owner Trust Series 2006-4 Class A4,
                                              4.98% due 10/15/2012                                                     21,583,672
                                  3,385,664   Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                              5.69% due 2/25/2032 (b)                                                   3,388,181
                                    589,555   Whole Auto Loan Trust Series 2004-1 Class D, 5.60%
                                              due 3/15/2011                                                               588,603

                                              Total Asset-Backed Securities
                                              (Cost - $1,074,453,467) - 32.3%                                       1,074,337,554


                                              U.S. Government & Agency Obligations
                                              Fannie Mae:
                                 54,893,000      4% due 2/28/2007                                                      54,791,064
                                 25,300,000      7.125% due 1/15/2030                                                  31,756,661
                                              U.S. Treasury Bonds:
                                  2,245,000      8.125% due 8/15/2019                                                   2,933,057
                                  7,815,000      7.25% due 8/15/2022 (i)                                                9,801,112
                                 41,615,000      6.25% due 8/15/2023                                                   47,899,531
                                  1,615,000      6.625% due 2/15/2027                                                   1,968,281
                                 25,000,000      5.375% due 2/15/2031 (j)                                              26,779,300
                                 40,495,000      4.50% due 2/15/2036 (j)                                               38,508,234
                                              U.S. Treasury Inflation Indexed Bonds:
                                 18,329,212      3.875% due 1/15/2009                                                  18,833,266
                                 16,042,746      3.50% due 1/15/2011                                                   16,700,756
                                 37,432,314      1.625% due 1/15/2015                                                  35,233,166
                                 33,222,689      2.50% due 7/15/2016                                                   33,474,451
                                 10,172,800      2% due 1/15/2026                                                       9,567,203
                                              U.S. Treasury Notes:
                                 36,690,000      4.50% due 11/15/2015 (j)                                              36,125,304
                                     80,000      5.125% due 5/15/2016                                                      82,403
                                164,905,000      4.875% due 8/15/2016 (j)                                             166,876,109

                                              Total U.S. Government & Agency Obligations
                                              (Cost - $526,121,864) - 15.9%                                           531,329,898



                                              U.S. Government Agency Mortgage-Backed Securities+
                                              Fannie Mae Guaranteed Pass-Through Certificates:
                                 17,000,000      4% due 12/01/2011 (k)                                                 15,995,946
                                 43,000,000      4.50% due 1/15/2022 (k)                                               41,468,125
                                122,803,220      5% due 1/15/2022 - 11/01/2035 (k)                                    120,509,380
                                249,835,050      5.50% due 12/01/2018 - 1/15/2037 (k)                                 249,173,918
                                 23,515,419      5.975% due 10/01/2036 (b)                                             23,688,772
                                 17,105,230      5.992% due 11/01/2036 (b)                                             17,298,617
                                225,956,352      6% due 1/15/2022 - 1/15/2037 (k)                                     228,015,092
                                              Freddie Mac Mortgage Participation Certificates:
                                103,458,600      5% due 12/01/2035 - 10/01/2036                                        99,824,682
                                 76,533,996      5.50% due 6/01/2020 - 10/01/2036                                      76,144,684
                                 16,395,902      5.96% due 12/01/2036 (b)                                              16,407,160
                                 24,404,609      5.985% due 1/01/2037 (b)                                              24,472,756
                                    870,387      6% due 5/01/2035                                                         877,020
                                 24,300,067      6.045% due 12/01/2036 (b)                                             24,387,302
                                    330,625      6.50% due 10/01/2033                                                     337,451
                                  3,423,963      7% due 2/01/2031 - 4/01/2032                                           3,524,042
                                              Ginnie Mae MBS Certificates:
                                 18,000,000      6% due 1/15/2037 (k)                                                  18,247,500
                                  3,410,626      6.50% due 6/15/2031 - 4/15/2032                                        3,504,127
                                    609,780      7.50% due 4/15/2031 - 3/15/2032                                          636,433

                                              Total U.S. Government Agency Mortgage-Backed Securities
                                              (Cost - $967,227,702) - 29.0%                                           964,513,007



                                              U.S. Government Agency Mortgage-Backed Securities+-
                                              Collateralized Mortgage Obligations
                                              Fannie Mae Trust:
                                 20,000,000      4% Series 2003-41 Class XU due 7/25/2015                              19,405,146
                                 81,824,915      5% Series 360 Class 2 due 8/01/2035 (m)                               19,628,791
                                 38,775,000      5% Series 378 Class 4 due 11/25/2036 (m)                               8,863,721
                                              Freddie Mac Multiclass Certificates:
                                 14,415,002      4% Series 2675 Class CB due 5/15/2016                                 13,966,083
                                 15,000,000      4.50% Series 2687 Class PM due 11/15/2026                             14,744,144
                                 10,754,348      5.50% Series 3068 Class VA due 10/15/2016                             10,757,707
                                 23,982,000      5.50% Series 3242 Class QA due 3/15/2030                              24,059,697
                                 18,497,903      6% Series 3137 Class XP due 4/15/2036                                 18,839,324

                                              Total U.S. Government Agency Mortgage-Backed Securities-
                                              Collateralized Mortgage Obligations
                                              (Cost - $130,021,071) - 3.9%                                            130,264,613




                                              Non-Government Agency Mortgage-Backed Securities+
Collateralized Mortgage              15,137   BlackRock Capital Finance LP Series 1997-R2 Class AP,
Obligations - 6.6%                            9.20% due 12/25/2035 (a)(b)(f)                                               15,137
                                     28,440   Collateralized Mortgage Obligation Trust Series 57 Class D,
                                              9.90% due 2/01/2019                                                          28,630
                                 25,098,668   Countrywide Alternative Loan Trust Series 2006-OC9
                                              Class A1, 5.39% due 9/25/2035 (b)                                        25,106,956
                                 18,004,792   Countrywide Alternative Loan Trust Series 2006-OC10
                                              Class 2A1, 5.44% due 11/25/2036 (b)                                      17,998,527
                                 28,911,200   Countrywide Alternative Loan Trust Series 2006-OC11
                                              Class 2A1, 5.45% due 12/29/2036 (b)                                      28,911,200
                                  6,889,254   Impac Secured Assets CMN Owner Trust Series 2004-3
                                               Class 1A4, 5.73% due 11/25/2034 (b)                                      6,904,429
                                 11,950,000   Impac Secured Assets CMN Owner Trust Series 2004-3
                                              Class M1, 5.93% due 11/25/2034 (b)                                       11,987,081
                                 19,828,000   Indymac Index Mortgage Loan Trust Series 2006-AR41 Class A3,
                                              5.53% due 1/25/2037 (b)                                                  19,828,000
                                 17,435,936   JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                              5.21% due 4/25/2035 (b)                                                  17,098,247
                                 30,828,000   Luminent Mortgage Trust Series 2006-7 Class 1A1,
                                              5.53% due 5/25/2036 (b)                                                  30,827,784
                                 15,078,512   Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3,
                                              5.92% due 3/25/2036 (b)                                                  15,206,713
                                     53,289   Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                              8.35% due 11/25/2034 (a)(b)                                                  42,631
                                  7,439,055   RMAC Plc Series 2003-NS2A Class A2C, 5.76% due 9/12/2035 (b)              7,450,678
                                 22,007,207   Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                              5.66% due 8/25/2035 (b)                                                  22,019,179
                                  4,222,741   Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                              5.61% due 4/25/2035 (b)                                                   4,225,115
                                 12,322,105   Structured Asset Securities Corp. Series 2005-OPT1 Class A4M,
                                              5.68% due 11/25/2035 (b)                                                 12,328,460
                                      1,158   Washington Mutual Series 2000-1 Class B1,
                                              9.33% due 1/25/2040 (a)(b)                                                    1,158
                                                                                                                  ---------------
                                                                                                                      219,979,925

Commercial Mortgage-Backed       25,030,000   Bear Stearns Commercial Mortgage Securities Series 1998-C1
Securities - 13.5%                            Class A2, 6.44% due 6/16/2030                                            25,320,075
                                  7,350,000   Bear Stearns Commercial Mortgage Securities Series 2002-FL1A
                                              Class D, 5.77% due 8/03/2014 (b)                                          7,350,000
                                 20,708,449   CS First Boston Mortgage Securities Corp. Series 2002-CP5
                                              Class A1, 4.11% due 12/15/2035                                           20,210,485
                                 18,740,000   CWCapital Cobalt Series 2006-C1 Class A4, 5.223% due 8/15/2048           18,529,906
                                 23,013,698   Capco America Securitization Corp. Series 1998-D7 Class A1B,
                                              6.26% due 10/15/2030                                                     23,282,585
                                 19,130,000   Chase Commercial Mortgage Securities Corp. Series 1999-2
                                              Class A2, 7.198% due 1/15/2032                                           19,962,298
                                 13,000,000   First Union National Bank Commercial Mortgage Series 2000-C1
                                              Class A2, 7.841% due 5/17/2032                                           13,872,041
                                 19,003,523   GMAC Commercial Mortgage Securities, Inc. Series 1998-C2
                                              Class D, 6.50% due 5/15/2035                                             19,378,151
                                 21,484,893   GMAC Commercial Mortgage Securities, Inc. Series 1999-C1
                                              Class A2, 6.18% due 5/15/2033                                            21,747,543
                                 15,000,000   GMAC Commercial Mortgage Securities, Inc. Series 2001-C1
                                              Class B, 6.67% due 4/15/2034                                             15,786,587
                                    700,000   GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
                                              Class AAB, 4.702% due 12/10/2041                                            678,667
                                 18,650,000   GS Mortgage Securities Corp. II Series 2006-GG6 Class A2,
                                              5.506% due 4/10/2038 (b)                                                 18,827,085
                                 19,400,000   Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                              Class A4, 4.755% due 6/10/2036                                           19,139,456
                                 20,738,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                              Series 2001-CIB2 Class A3, 6.429% due 4/15/2035                          21,660,233
                                 17,650,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                              Series 2006-CB17 Class A4, 5.429% due 12/12/2043                         17,739,516
                                 19,883,797   Keycorp Series 2000-C1 Class A2, 7.73% due 5/17/2032                     21,043,644
                                 11,236,582   LB Commercial Conduit Mortgage Trust Series 1998-C1
                                              Class A3, 6.48% due 2/18/2030                                            11,291,065
                                 16,000,000   LB Commercial Conduit Mortgage Trust Series 1999-C2
                                              Class A2, 7.325% due 10/15/2032                                          16,653,838
                                 20,265,000   LB-UBS Commercial Mortgage Trust Series 2000-C3
                                              Class A2, 7.95% due 5/15/2025                                            21,665,419
                                 15,850,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                              Class A5, 4.739% due 7/15/2030                                           15,236,865
                                 20,170,000   LB-UBS Commercial Mortgage Trust Series 2006-C7
                                              Class A2, 5.30% due 11/15/2038                                           20,224,173
                                 19,420,000   Morgan Stanley Capital I Series 2006-IQ12 Class A4,
                                              5.332% due 12/15/2043 (b)                                                19,360,070
                                 22,068,603   Morgan Stanley Dean Witter Capital I Series 2000-LIFE Class A2,
                                              7.57% due 11/15/2036                                                     23,208,726
                                 20,081,529   Nationslink Funding Corp. Series 1998-1 Class B,
                                              6.436% due 3/20/2030                                                     20,195,608
                                 17,030,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C28
                                              Class A4, 5.572% due 10/15/2048                                          17,278,720
                                                                                                                  ---------------
                                                                                                                      449,642,756

                                              Total Non-Government Agency Mortgage-Backed Securities
                                              (Cost - $671,337,949) - 20.1%                                           669,622,681



Industry                                      Corporate Bonds
Aerospace & Defense - 0.3%        4,165,000   Honeywell International, Inc., 5.70% due 3/15/2036                        4,141,135
                                  6,145,000   Raytheon Co., 8.30% due 3/01/2010                                         6,671,479
                                                                                                                  ---------------
                                                                                                                       10,812,614

Airlines - 0.3%                   2,793,265   American Airlines, Inc. Series 2003-1, 3.85% due 1/09/2012                2,710,864
                                  2,555,000   Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013            2,642,089
                                  3,010,000   Southwest Airlines Co., 7.875% due 9/01/2007                              3,053,910
                                                                                                                  ---------------
                                                                                                                        8,406,863

Beverages - 0.0%                    185,000   Diageo Capital Plc, 3.50% due 11/19/2007                                    182,171

Building Products - 0.1%          1,495,000   Momentive Performance Materials, Inc., 10.125% due
                                              12/01/2014 (a)                                                            1,502,475

Capital Markets - 0.0%              885,000   Mellon Funding Corp., 4.875% due 6/15/2007                                  883,420

Commercial Banks - 1.4%           6,660,000   Barclays Bank Plc, 8.55% (a)(c)                                           7,452,853
                                  5,125,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012                       5,450,038
                                 32,450,000   Eksportfinans A/S, 5.125% due 10/26/2011                                 32,489,946
                                                                                                                  ---------------
                                                                                                                       45,392,837

Consumer Finance - 0.6%             890,000   American Express Co., 6.80% due 9/01/2066 (b)                               949,041
                                  5,375,000   HSBC Finance Corp., 6.50% due 11/15/2008                                  5,494,529
                                  1,905,000   HSBC Finance Corp., 5.875% due 2/01/2009                                  1,932,329
                                  3,135,000   MBNA America Bank NA, 4.625% due 8/03/2009                                3,092,145
                                  3,240,000   MBNA Corp., 6.25% due 1/17/2007                                           3,240,917
                                    870,000   MBNA Corp., 5.625% due 11/30/2007                                           871,584
                                  2,750,000   MBNA Corp., 4.625% due 9/15/2008                                          2,717,231
                                                                                                                  ---------------
                                                                                                                       18,297,776

Diversified Financial             5,555,000   Bank of America Corp., 4.875% due 9/15/2012                               5,443,983
Services - 2.2%                  10,305,000   Citigroup, Inc., 5.625% due 8/27/2012                                    10,454,103
                                     10,000   JPMorgan Chase & Co., 4.50% due 11/15/2010                                    9,738
                                  3,170,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                            3,106,216
                                  7,300,000   Links Finance Corp., 5.64% due 9/15/2010 (b)                              7,306,132
                                  7,300,000   Links Finance Corp., Series 54, 5.64% due 9/15/2010 (b)                   7,306,132
                                  4,300,000   Links Finance Corp., Series 55, 5.64% due 9/15/2010 (b)                   4,297,493
                                 24,750,000   Sigma Finance Corp., 7.374% due 8/15/2011 (b)(h)                         24,750,000
                                 11,300,000   Sigma Finance Corp., 5.3718% due 3/31/2014 (b)(h)                        11,337,753
                                                                                                                  ---------------
                                                                                                                       74,011,550

Diversified Telecommunication     5,860,000   AT&T, Inc., 6.45% due 6/15/2034                                           5,946,880
Services - 0.9%                   3,245,000   BellSouth Corp., 6% due 11/15/2034                                        3,115,567
                                  3,175,000   Deutsche Telekom International Finance BV, 8.25% due 6/15/2030            3,903,154
                                  8,030,000   GTE Corp., 6.84% due 4/15/2018                                            8,536,757
                                  5,825,000   TELUS Corp., 7.50% due 6/01/2007                                          5,868,111
                                  4,435,000   Telecom Italia Capital SA, 6% due 9/30/2034                               4,022,394
                                                                                                                  ---------------
                                                                                                                       31,392,863

Electric Utilities - 0.7%         1,935,000   Jersey Central Power & Light Co., 6.40% due 5/15/2036                     2,009,614
                                  3,755,000   Nevada Power Co., 6.65% due 4/01/2036                                     3,900,837
                                  3,850,000   Progress Energy, Inc., 5.625% due 1/15/2016                               3,841,033
                                  3,905,000   Public Service Co. of New Mexico, 4.40% due 9/15/2008                     3,833,453
                                    640,000   SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                              6.15% due 11/15/2013 (a)                                                    663,161
                                  5,130,000   Sierra Pacific Power Co., 6% due 5/15/2016                                5,141,194
                                  4,650,000   Southern California Edison Co., 5.625% due 2/01/2036                      4,501,223
                                    465,000   Westar Energy, Inc., 6% due 7/01/2014                                       476,019
                                                                                                                  ---------------
                                                                                                                       24,366,534

Energy Equipment &                3,285,000   Weatherford International Ltd., 5.50% due 2/15/2016                       3,190,904
Services - 0.1%

Gas Utilities - 0.1%              3,980,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                 3,956,486

Health Care Providers &           3,465,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036                             3,407,200
Services - 0.1%

Hotels, Restaurants &               350,000   Hilton Hotels Corp., 7.625% due 12/01/2012                                  371,000
Leisure - 0.0%

Industrial Conglomerates -        4,970,000   Hutchison Whampoa International (03/33) Ltd., 7.45%
0.2%                                          due 11/24/2033 (a)                                                        5,730,559

Insurance - 0.4%                  5,255,000   American International Group, Inc., 6.25% due 5/01/2036                   5,583,327
                                  7,085,000   Metlife, Inc., 6.40% due 12/15/2066 (b)                                   7,117,641
                                    735,000   Principal Life Global Funding I, 3.625% due 4/30/2008 (a)                   717,119
                                                                                                                  ---------------
                                                                                                                       13,418,087

Media - 1.1%                      7,050,000   Comcast Corp., 6.50% due 1/15/2017                                        7,356,830
                                  3,895,000   Cox Communications, Inc., 7.125% due 10/01/2012                           4,152,331
                                  1,495,000   Idearc, Inc., 8% due 11/15/2016 (a)                                       1,517,425
                                  5,210,000   News America, Inc., 6.40% due 12/15/2035                                  5,175,791
                                  5,060,000   News America, Inc., 6.75% due 1/09/2038                                   5,381,011
                                  9,715,000   Time Warner Companies, Inc., 9.125% due 1/15/2013                        11,317,878
                                                                                                                  ---------------
                                                                                                                       34,901,266

Metals & Mining - 0.0%              430,000   Alcan, Inc., 5.75% due 6/01/2035                                            404,270
                                    880,000   Vale Overseas Ltd., 6.25% due 1/11/2016                                     888,553
                                                                                                                  ---------------
                                                                                                                        1,292,823

Multi-Utilities - 0.1%              750,000   Ameren Corp., 4.263% due 5/15/2007                                          746,097
                                    390,000   Consolidated Edison Co. of New York, 5.85% due 3/15/2036                    385,387
                                    445,000   Puget Energy, Inc., 5.483% due 6/01/2035                                    405,623
                                  2,445,000   Xcel Energy, Inc., 6.50% due 7/01/2036                                    2,583,255
                                                                                                                  ---------------
                                                                                                                        4,120,362

Office Electronics - 0.2%         6,180,000   Xerox Corp., 6.40% due 3/15/2016                                          6,311,325

Oil, Gas & Consumable             3,365,000   Consolidated Natural Gas Co., 5% due 12/01/2014                           3,235,609
Fuels - 1.7%                      4,893,000   Kern River Funding Corp., 4.893% due 4/30/2018 (a)                        4,750,124
                                  2,810,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                           2,774,788
                                  6,635,000   Northwest Pipeline Corp., 7% due 6/15/2016                                6,933,575
                                 18,000,000   Pemex Project Funding Master Trust, 6.66% due 6/15/2010 (a)(b)           18,477,000
                                  4,855,000   Petro-Canada, 5.95% due 5/15/2035                                         4,603,710
                                  2,790,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)                              2,779,537
                                    505,000   Talisman Energy, Inc., 5.85% due 2/01/2037                                  460,921
                                 10,275,000   Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                    11,029,730
                                                                                                                  ---------------
                                                                                                                       55,044,994

Pharmaceuticals - 0.3%            5,325,000   Bristol-Myers Squibb Co., 5.875% due 11/15/2036                           5,239,949
                                     84,000   Eli Lilly & Co., 7.125% due 6/01/2025                                        97,982
                                  4,965,000   Wyeth, 6% due 2/15/2036                                                   5,082,229
                                                                                                                  ---------------
                                                                                                                       10,420,160

Real Estate Investment Trusts     2,075,000   Developers Diversified Realty Corp., 6.625% due 1/15/2008                 2,097,566
(REITs) - 0.2%                    3,162,000   Developers Diversified Realty Corp., 5.375% due 10/15/2012                3,131,654
                                    300,000   Developers Diversified Realty Corp., 5.50% due 5/01/2015                    295,450
                                  2,463,000   Nationwide Health Properties, Inc., 6.59% due 7/07/2038                   2,474,455
                                                                                                                  ---------------
                                                                                                                        7,999,125

Semiconductors & Semiconductor    2,755,000   Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (a)                  2,737,781
Equipment - 0.8%                  1,105,000   Freescale Semiconductor, Inc., 9.244% due 12/15/2014 (a)(b)               1,095,331
                                 21,800,000   International Rectifier Corp., 4.25% due 7/15/2007 (e)                   21,636,500
                                                                                                                  ---------------
                                                                                                                       25,469,612

Software - 0.1%                   3,820,000   Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016                 3,739,383

Wireless Telecommunication        2,725,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031                         3,541,315
Services - 0.2%                   3,140,000   Sprint Capital Corp., 8.75% due 3/15/2032                                 3,779,339
                                                                                                                  ---------------
                                                                                                                        7,320,654

                                              Total Corporate Bonds (Cost - $402,451,285) - 12.1%                     401,943,043


                                              Foreign Government Obligations
                                  2,378,000   Mexico Government International Bond, 6.375% due 1/16/2013                2,500,467
                                  2,775,000   Mexico Government International Bond, 5.875% due 1/15/2014                2,847,150

                                              Total Foreign Government Obligations
                                              (Cost - $5,093,526) - 0.1%                                                5,347,617



                                              Preferred Securities

                                              Capital Trusts
Commercial Banks - 0.1%           3,555,000   BAC Capital Trust VI, 5.625% due 3/08/2035                                3,365,245
                                    635,000   MUFG Capital Finance 1 Ltd., 6.346% (b)(c)                                  644,454
                                    445,000   RBS Capital Trust I, 5.512% (b)(c)                                          439,837
                                                                                                                  ---------------
                                                                                                                        4,449,536

Electric Utilities - 0.1%         1,905,000   Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                   1,904,775

Oil, Gas & Consumable             3,555,000   Pemex Project Funding Master Trust, 7.375% due 12/15/2014                 3,914,055
Fuels - 0.1%

                                              Total Capital Trusts (Cost - $10,196,620) - 0.3%                         10,268,366



                                     Shares
                                       Held   Preferred Stocks
Commercial Banks - 0.0%             450,000   Barclays Bank Plc, 6.278%                                                   442,072

Thrifts & Mortgage                  214,200   Fannie Mae Series O, 7%                                                  11,419,537
Finance - 0.4%

                                              Total Preferred Stocks (Cost - $12,323,162) - 0.4%                       11,861,609

                                              Total Preferred Securities (Cost - $22,519,782) - 0.7%                   22,129,975



                                       Face
                                     Amount   Short-Term Securities
U.S. Government Agency     USD    6,000,000   Federal Home Loan Bank System, 6.40% due 1/02/2007                        6,000,000
Obligations** - 0.2%




                                 Beneficial
                                   Interest   Short-Term Securities
                           USD  260,612,500   BlackRock Liquidity Series, LLC
                                              Money Market Series, 5.29% (f)(g)(l)                                    260,612,500

                                              Total Short-Term Securities (Cost - $266,612,500) - 8.0%                266,612,500


                                  Number of
                                Contracts++   Options Purchased
Call Options Purchased                   46   Pay a fixed rate of 4.90% and pay a floating rate based on
                                              3-month LIBOR, expiring March 2007, broker Deutsche Bank (d)                100,878

Put Options Purchased                    46   Pay a fixed rate of 5.277% and receive a floating rate based on
                                              3-month LIBOR, expiring March 2007, broker Deutsche Bank (d)                287,086

                                              Total Options Purchased (Premiums Paid - $1,047,267) - 0.0%                 387,964

                                              Total Investments (Cost - $4,066,886,413) - 122.1%                    4,066,488,852



                                              Options Written
Call Options Written                     92   Receive a fixed rate of 5.29% and receive a floating rate based on
                                              3-month LIBOR, expiring October 2007, broker Deutsche Bank (d)          (2,194,487)

Put Options Written                      92   Receive a fixed rate of 5.29% and pay a floating rate based on
                                              3-month LIBOR, expiring October 2007, broker Deutsche Bank (d)          (1,364,359)

                                              Total Options Written (Premiums Received -
                                              $4,078,800) - (0.1%)                                                    (3,558,846)

                                              Total Investments, Net of Options Written,
                                              (Cost - $4,062,807,613*) - 122.0%                                     4,062,930,006
                                              Liabilities in Excess of Other Assets - (22.0%)                       (733,290,519)
                                                                                                                  ---------------
                                              Net Assets - 100.0%                                                 $ 3,329,639,487
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   4,068,354,030
                                                  =================
    Gross unrealized appreciation                 $      13,637,196
    Gross unrealized depreciation                      (19,061,220)
                                                  -----------------
    Net unrealized depreciation                   $     (5,424,024)
                                                  =================

 ** Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

  + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns.
    As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) The security is a perpetual bond and has no stated maturity date.

(d) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon the exercise of swaption.

(e) Convertible security.

(f) Investments in companies considered to be an affiliate of the Master
    Portfolio, for purposes of Section 2(a)(3) of the Investment Company
    Act of 1940, were as follows:

                                                    Purchase           Sale           Realized       Interest
    Affiliate                                         Cost             Cost             Loss          Income
    BlackRock Capital Finance LP Series 1997-2
    Class AP, 9.20% due 12/25/2035                     -       $         1,193     $      (7)       $      357
    BlackRock Liquidity Series, LLC
    Money Market Series                                -       $   142,687,750*             -       $   83,334

       * Represents net sale cost.


(g) Security was purchased with the cash proceeds from securities loans.

(h) Restricted securities as to resale, representing approximately 1.1% of net assets were as follows:


                                                      Acquisition
    Issue                                                 Date            Cost                Value
    Sigma Finance Corp., 7.374% due 8/15/2011          2/13/2004     $    24,750,000     $   24,750,000
    Sigma Finance Corp., 5.3718% due 3/31/2014         3/26/2004          11,300,000         11,337,753
                                                                     ---------------     --------------
    Total                                                            $    36,050,000     $   36,087,753
                                                                     ===============     ==============

(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Security, or a portion of security, is on loan.

(k) Represents or includes a "to-be-announced" transaction. The Master Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.

(l) Represents the current yield as of December 31, 2006.

(m) Represents the interest-only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

o   Short sales entered into as of December 31, 2006 were as follows:

    Face Amount                         Issue                     Value

    $  47,499,393               FNMA 30-Year 6.50%           $   48,343,156
                                                             --------------
    Total (Proceeds - $49,794,046)                           $   48,343,156
                                                             ==============

o   For Master Portfolio compliance purposes, the Master Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Financial futures contracts purchased as of December 31, 2006 were as follows:


    Number of                              Expiration          Face              Unrealized
    Contracts          Issue                  Date            Value             Depreciation
      307    30-Year U.S. Treasury Bond    March 2007     $   35,099,345        $   (888,032)


o   Financial futures contracts sold as of December 31, 2006 were as follows:


    Number of                              Expiration            Face            Unrealized
    Contracts          Issue                  Date              Value           Appreciation
       522  2-Year U.S. Treasury Bond      March 2007       $  107,203,406      $     699,093
     8,353  5-Year U.S. Treasury Bond      March 2007       $  884,756,775          7,169,712
       889  10-Year U.S. Treasury Bond     March 2007       $   96,770,626          1,230,907
       901      Eurodollar futures         June 2007        $  214,381,941            912,516
     1,280      Eurodollar futures       September 2007     $  304,507,820            779,820
                                                                                -------------
    Total Unrealized Appreciation - Net                                         $  10,792,048
                                                                                =============

o   Swaps outstanding as of December 31, 2006 were as follows:


                                                                                  Unrealized
                                                                Notional         Appreciation
                                                                  Amount       (Depreciation)
    Receive (pay) a variable return based on the change in
    the since inception return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate based on 1-month
    LIBOR minus 0.13%

    Broker, Lehman Brothers Special Finance
    Expires January 2007                                     $  100,500,000                 -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate based on 1-month
    LIBOR minus 0.13%

    Broker, Lehman Brothers Special Finance
    Expires February 2007                                    $  130,000,000                 -

    Sold credit default protection on Comcast Cable
    Communications, Inc. and receive 1.15%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2008                                   $    7,115,000    $      129,301

    Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase
    Expires January 2009                                     $   19,239,000         (153,748)

    Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

    Broker, Citibank, N.A.
    Expires October 2009                                     $   51,500,000           219,324

    Receive a fixed rate of 5.215% and pay a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires October 2010                                     $   98,600,000           415,773

    Bought credit default protection on Sara Lee Corp.
    and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                                    $    7,580,000          (37,748)

    Bought credit default protection on RadioShack Corp.
    and pay 1.16%

    Broker, UBS Warburg
    Expires December 2010                                    $    7,625,000           107,924

    Bought credit default protection on Limited Brands, Inc.
    and pay 1.065%

    Broker, UBS Warburg
    Expires December 2010                                    $    7,625,000         (207,850)

    Receive a fixed rate of 4.17% and pay 3.50% on Treasury
    Inflation Protected Securities (TIPS) adjusted principal

    Broker, Morgan Stanley Capital Services Inc.
    Expires January 2011                                     $   16,600,000         (522,996)

    Bought credit default protection on Sara Lee Corp.
    and pay 0.604%

    Broker, JPMorgan Chase
    Expires March 2011                                       $    7,720,000          (42,298)

    Bought credit default protection on Limited Brands, Inc.
    and pay 0.73%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                                       $    7,720,000         (114,665)

    Bought credit default protection on Computer Sciences
    Corp. and pay 0.88%

    Broker, Morgan Stanley Capital Services Inc.
    Expires June 2011                                        $    7,770,000         (170,691)

    Receive a fixed rate of 5.229% and pay a floating rate based on 3-month LIBOR

    Broker, Morgan Stanley Capital Services Inc.
    Expires October 2011                                     $  202,700,000         1,127,016

    Receive a fixed rate of 5.035% and pay a floating rate based on 3-month LIBOR

    Broker, Morgan Stanley Capital Services Inc.
    Expires November 2011                                    $   76,800,000         (209,974)

    Receive a fixed rate of 4.906% and pay a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires December 2011                                    $  200,000,000       (1,657,256)

    Receive a fixed rate of 4.946% and pay a floating rate based on 3-month LIBOR

    Broker, Citibank, N.A.
    Expires December 2011                                    $   76,800,000         (503,663)

    Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase
    Expires December 2011                                    $  165,000,000       (1,431,193)

    Bought credit default protection on Eastman Chemical
    Co. and pay 0.68%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2013                                   $    7,800,000          (51,332)

    Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires November 2016                                   $    17,100,000         (170,335)
                                                                               --------------
    Total                                                                      $  (3,274,411)
                                                                               ==============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Bond Fund of BlackRock Bond Fund, Inc. and Master Bond Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Bond Fund of BlackRock Bond Fund Inc. and Master Bond Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Bond Fund of BlackRock Bond Fund, Inc. and Master Bond Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       ---------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Bond Fund of BlackRock Bond Fund, Inc. and Master Bond Trust


Date:  February 20, 2007